12. INCOME TAXES: Schedule of Income Tax Reconciliation (Tables)	12 Months Ended
Jan. 31, 2020
Tables/Schedules
Schedule of Income Tax Reconciliation
	2020	2019	2018

Loss before income taxes	$(1,061,028)	$(283,552)	$(400,029)
Canadian statutory income tax rate	27.0%	27.0%	27.0%
Computed “expected” income tax expense	(286,478)	(76,559)	(108,008)

Differences resulting from:
Option based payments	147,329	20,365	17,269
Other items	10,149	194	1,739
Increase/(decrease) in deferred tax assets not recognized	129,000	56,000	89,000

Provision for income tax expense	$-	$-	$-